Lease (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Leases [Abstract]
Weighted average discount rate	3.39%
Weighted average remaining lease term	2 years 7 months 9 days
Operating lease expenses	$ 108,862	$ 27,518
Finance lease discount rate	0.00%
Finance lease useful life	5 years
Finance lease expenses	$ 7,306